Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	0
Total Fee Amount	550.01
Total Offset Amount	0
Net Fee	$ 550.01
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A